SCHWAB CAPITAL TRUST
Schwab® Dividend Equity Fund
Schwab® Health Care Fund
Schwab® Large-Cap Growth Fund
Schwab® Small-Cap Equity Fund
Schwab® Fundamental Emerging Markets Large Company Index Fund
Schwab® Fundamental International Large Company Index Fund
Schwab® Fundamental International Small Company Index Fund
Schwab® Fundamental Global Real Estate Index Fund
Schwab® International Index Fund
Schwab® S&P 500 Index Fund
Schwab® Small-Cap Index Fund
Schwab® Total Stock Market Index Fund
Schwab MarketTrack Portfolios®
Schwab® Target Funds
Schwab® Target Index Funds
SCHWAB INVESTMENTS
Schwab® Global Real Estate Fund
SCHWAB ANNUITY PORTFOLIOS
Schwab® S&P 500 Index Portfolio
Schwab® VIT Portfolios
(each, a Fund and collectively, the Funds)
Supplement dated May 19, 2022, to all currently effective Statements of Additional Information (each, an SAI and collectively, the SAIs) for each Fund

This supplement provides new and additional information beyond that contained in the SAIs, as applicable, and should be read in conjunction with the SAIs.
The Board of Trustees of the Trusts approved the appointment of Citibank, N.A. as the custodian to the Funds to replace Brown Brothers Harriman & Co., the Funds’ previous custodian. Accordingly, effective on or about May 23, 2022, the following changes are made to each SAI:
1.
For the Schwab Dividend Equity Fund, Schwab Health Care Fund, Schwab Large-Cap Growth Fund and Schwab Small-Cap Equity Fund:

a.
Under “Investment Advisory and Other Services” section: The first paragraph in the section titled “Custodians and Fund Accountant” is deleted and replaced in its entirety with the following:

Citibank, N.A. (Citibank), 388 Greenwich Street, New York, NY 10013 serves as custodian for the following funds:
Schwab Large-Cap Growth Fund
Schwab Dividend Equity Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund

b.
Under “Investment Advisory and Other Services” section: The first sentence in the section titled “Securities Lending Activities” is deleted and replaced with the following:

Effective May 23, 2022, Citibank is the securities lending agent for the Schwab Large-Cap Growth Fund, Schwab Dividend Equity Fund, Schwab Small-Cap Equity Fund and Schwab Health Care Fund. Prior to May 23, 2022, Brown Brothers Harriman & Co. was the securities lending agent for the Schwab Large-Cap Growth Fund, Schwab Dividend Equity Fund, Schwab Small-Cap Equity Fund and Schwab Health Care Fund.
2.
For the Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index and Schwab Fundamental Emerging Markets Large Company Index Fund:

a.
Under “Investment Advisory and Other Services” section: The first paragraph in the section titled “Custodians and Fund Accountant” is deleted and replaced in its entirety with the following:

Citibank, N.A. (Citibank), 388 Greenwich Street, New York, NY 10013 serves as custodian for the following funds:
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Citibank and Brown Brothers Harriman & Co. (BBH), 50 Post Office Square, Boston, Massachusetts, 02110 serve as custodians for the Schwab Fundamental Emerging Markets Large Company Index Fund.
b.
Under “Investment Advisory and Other Services” section: The first sentence in the section titled “Securities Lending Activities” is deleted and replaced with the following:

Effective May 23, 2022, Citibank is the securities lending agent for the Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund and Schwab Fundamental Emerging Markets Large Company Index Fund. Prior to May 23, 2022, Brown Brothers Harriman & Co. was the securities lending agent for the Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index and Schwab Fundamental Emerging Markets Large Company Index Fund.
3.
For the Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund:

a.
Under “Investment Advisory and Other Services” section: The first paragraph in the section titled “Custodians and Fund Accountant” is deleted and replaced in its entirety with the following:

Citibank, N.A. (Citibank), 388 Greenwich Street, New York, NY 10013 serves as custodian for the following funds:
Schwab S&P 500 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund

b.
Under “Investment Advisory and Other Services” section: The first sentence in the section titled “Securities Lending Activities” is deleted and replaced with the following:

Effective May 23, 2022, Citibank is the securities lending agent for the Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund. Prior to May 23, 2022, Brown Brothers Harriman & Co. was the securities lending agent for the Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund.
4.
For the Schwab MarketTrack Portfolios and Schwab Target Funds:

Under “Investment Advisory and Other Services” section: The first paragraph in the section titled “Custodians and Fund Accountant” is deleted and replaced in its entirety with the following:
Citibank, N.A. (Citibank), 388 Greenwich Street, New York, NY 10013 serves as custodian for the Schwab MarketTrack Portfolios and Schwab Target Funds.
5.
For the Schwab Target Index Funds and Schwab VIT Portfolios:

Under “Investment Advisory and Other Services” section: The first paragraph in the section titled “Custodian and Fund Accountant” is deleted and replaced in its entirety with the following:
Citibank, N.A. (Citibank), 388 Greenwich Street, New York, NY 10013 serves as custodian for the funds.
6.
For the Schwab VIT Portfolios:

Under “Investment Advisory and Other Services” section: The first sentence in the section titled “Securities Lending Activities” is deleted and replaced with the following:
Effective May 23, 2022, the funds’ securities lending agent is Citibank. Prior to May 23, 2022, the funds’ securities lending agent was Brown Brothers Harriman & Co.
7.
For the Schwab S&P 500 Index Portfolio, Schwab Global Real Estate Fund and Schwab Fundamental Global Real Estate Index Fund:

Under “Investment Advisory and Other Services” section: The first paragraph in the section titled “Custodian and Fund Accountant” is deleted and replaced in its entirety with the following:
Citibank, N.A. (Citibank), 388 Greenwich Street, New York, NY 10013 serves as custodian for the fund.
8.
For the Schwab Fundamental Global Real Estate Index Fund and Schwab S&P 500 Index Portfolio:

Under “Investment Advisory and Other Services” section: The first sentence in the section titled “Securities Lending Activities” the first paragraph is deleted and replaced with the following:
Effective May 23, 2022, the fund’s securities lending agent is Citibank. Prior to May 23, 2022, the fund’s securities lending agent was Brown Brothers Harriman & Co.
9.
For the Schwab Global Real Estate Fund:

Under “Investment Advisory and Other Services” section: The following sentence is added to the first paragraph in the section titled “Securities Lending Activities”:
Effective May 23, 2022, the fund’s securities lending agent is Citibank.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG118134-00 (05/22)
00275052